Interest Expense and Related Charges	12 Months Ended
Dec. 31, 2017
Interest Expense and Related Charges [Abstract]
Interest Expense and Related Charges
INTEREST EXPENSE AND RELATED CHARGES

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Interest paid/accrued post-Emergence	$213	$51	$—	$—
Interest paid/accrued on debtor-in-possession financing	—	—	76	63
Adequate protection amounts paid/accrued	—	—	977	1,233
Unrealized mark-to-market net (gains) losses on interest rate swaps	(29)	11	—	—
Capitalized interest	(7)	(3)	(9)	(11)
Other	16	1	5	4
Total interest expense and related charges	$193	$60	$1,049	$1,289

Successor

Interest expense and related charges totaled $193 million and $60 million for the Successor for the year ended December 31, 2017 and the period from October 3, 2016 through December 31, 2016, respectively. The weighted average interest rate applicable to the Vistra Operations Credit Facilities, taking into account the interest rate swaps discussed in Note 12, was 4.38% and 4.78% at December 31, 2017 and 2016, respectively.

Predecessor

Interest expense for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015 reflects interest paid and accrued on debtor-in-possession financing (see Note 12) and adequate protection amounts paid and accrued, as approved by the Bankruptcy Court in June 2014 for the benefit of secured creditors in exchange for their consent to the senior secured, super-priority liens contained in the DIP Facility. The interest rate applicable to the adequate protection amounts paid/accrued for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015 was 4.95% and 4.69%, respectively.

The Bankruptcy Code generally restricts payment of interest on pre-petition debt, subject to certain exceptions. Other than amounts ordered or approved by the Bankruptcy Court, effective on the Petition Date, our Predecessor discontinued recording interest expense on outstanding pre-petition debt classified as LSTC. The table below shows contractual interest amounts, which are amounts due under the contractual terms of the outstanding debt, including debt subject to compromise during the Chapter 11 Cases. Interest expense reported in our statements of consolidated income (loss) does not include contractual interest on pre-petition debt classified as LSTC totaling $640 million and $897 million for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively, which had been stayed by the Bankruptcy Court effective on the Petition Date. Adequate protection amounts paid/accrued presented below excludes interest paid/accrued on TCEH first-lien interest rate and commodity hedge claims totaling $47 million and $60 million for the Predecessor period from January 1, 2016 through October 2, 2016 and the year ended December 31, 2015, respectively, as such amounts are not included in contractual interest amounts below.

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Contractual interest on debt classified as LSTC	$1,570	$2,070
Adequate protection amounts paid/accrued	930	1,173
Contractual interest on debt classified as LSTC not paid/accrued	$640	$897